UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2010

Item 1. Schedule of Investments.

CALVERT SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 97.3%	SHARES	VALUE
Aerospace & Defense - 2.4%
Hexcel Corp.*	74,853	$1,160,970

Capital Markets - 8.2%
Affiliated Managers Group, Inc.*	20,460	1,243,354
Duff & Phelps Corp.	25,134	317,442
Stifel Financial Corp.*	27,276	1,183,506
Waddell & Reed Financial, Inc.	54,387	1,189,988
		3,934,290

Commercial Banks - 7.3%
First Midwest Bancorp, Inc.	69,992	851,103
IBERIABANK Corp.	23,979	1,234,439
Independent Bank Corp.	56,590	1,396,641
		3,482,183

Commercial Services & Supplies - 8.8%
Herman Miller, Inc.	78,470	1,480,729
Interface, Inc.	125,089	1,343,456
Standard Parking Corp.*	88,241	1,396,855
		4,221,040

Diversified Consumer Services - 2.7%
Steiner Leisure Ltd.*	33,715	1,296,005

Electrical Equipment - 9.0%
Acuity Brands, Inc.	36,051	1,311,535
Regal-Beloit Corp.	27,907	1,556,652
Thomas & Betts Corp.*	41,509	1,440,362
		4,308,549

Electronic Equipment & Instruments - 8.9%
Anixter International, Inc.*	35,089	1,494,791
Littelfuse, Inc.*	43,779	1,383,854
Plexus Corp.*	51,728	1,383,207
		4,261,852

Energy Equipment & Services - 2.5%
Superior Energy Services, Inc.*	64,123	1,197,176

Food Products - 2.4%
TreeHouse Foods, Inc.*	25,330	1,156,568

Gas Utilities - 2.6%
South Jersey Industries, Inc.	29,382	1,262,251

Health Care Providers & Services - 2.6%
Owens & Minor, Inc.	43,623	1,238,021

Insurance - 5.9%
Hanover Insurance Group, Inc.	35,280	1,534,680
Markel Corp.*	3,734	1,269,560
		2,804,240

IT Services - 2.9%
Forrester Research, Inc.*	45,711	1,383,215

Machinery - 7.9%
IDEX Corp.	44,907	1,282,993
Middleby Corp.*	25,249	1,342,994
Snap-on, Inc.	28,505	1,166,140
		3,792,127

Metals & Mining - 2.1%
Compass Minerals International, Inc.	14,249	1,001,420

Multiline Retail - 2.5%
Saks, Inc.*	154,638	1,173,702

Oil, Gas & Consumable Fuels - 2.0%
Comstock Resources, Inc.*	34,853	966,125

Personal Products - 2.0%
Alberto-Culver Co.	34,533	935,499

Real Estate Investment Trusts - 2.8%
Corporate Office Properties Trust	35,795	1,351,619

Semiconductors & Semiconductor Equipment - 2.4%
Cymer, Inc.*	38,704	1,162,668

Software - 3.0%
Lawson Software, Inc.*	193,242	1,410,667

Textiles, Apparel & Luxury Goods - 6.4%
Hanesbrands, Inc.*	61,848	1,488,063
Phillips-Van Heusen Corp.	33,463	1,548,333
		3,036,396

Total Equity Securities (Cost $40,524,851)		46,536,583

TIME DEPOSIT - 4.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$1,942,554	1,942,554

Total Time Deposit (Cost $1,942,554)		1,942,554

TOTAL INVESTMENTS (Cost $42,467,405) - 101.4%		48,479,137
Other assets and liabilities, net - (1.4%)		(648,246)
NET ASSETS - 100%		$47,830,891
		=========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT MID CAP VALUE FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Capital Markets - 11.3%
Affiliated Managers Group, Inc.*	20,645	$1,254,597
Invesco Ltd.	51,594	868,327
Lazard Ltd.	35,044	936,025
T. Rowe Price Group, Inc.	22,689	1,007,165
		4,066,114

Commercial Banks - 4.2%
City National Corp.	23,125	1,184,694
Marshall & Ilsley Corp.	47,915	344,029
		1,528,723

Commercial Services & Supplies - 2.3%
Brink's Co.	43,636	830,393

Construction & Engineering - 2.6%
Quanta Services, Inc.*	44,894	927,061

Containers & Packaging - 2.9%
Owens-Illinois, Inc.*	39,839	1,053,742

Electrical Equipment - 2.6%
Thomas & Betts Corp.*	26,683	925,900

Electronic Equipment & Instruments - 2.5%
Avnet, Inc.*	38,009	916,397

Energy Equipment & Services - 2.8%
Superior Energy Services, Inc.*	54,265	1,013,128

Food Products - 3.0%
H.J. Heinz Co.	24,918	1,076,956

Health Care Equipment & Supplies - 2.7%
DENTSPLY International, Inc.	32,086	959,692

Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	41,762	1,325,944

Hotels, Restaurants & Leisure - 1.8%
Starbucks Corp.	27,187	660,644

Household Durables - 2.1%
Mohawk Industries, Inc.*	16,608	759,982

Insurance - 7.0%
Allied World Assurance Co. Holdings Ltd.	22,020	999,268
Markel Corp.*	1,720	584,800
Torchmark Corp.	18,934	937,422
		2,521,490

IT Services - 6.2%
Fiserv, Inc.*	24,599	1,123,190
Hewitt Associates, Inc.*	31,733	1,093,519
		2,216,709

Life Sciences - Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.*	22,810	1,118,831

Machinery - 5.7%
Flowserve Corp.	10,543	894,046
Snap-on, Inc.	28,030	1,146,707
		2,040,753

Media - 3.0%
Omnicom Group, Inc.	30,929	1,060,865

Metals & Mining - 1.9%
Compass Minerals International, Inc.	9,638	677,359

Multiline Retail - 1.8%
Nordstrom, Inc.	20,472	658,994

Oil, Gas & Consumable Fuels - 2.0%
Range Resources Corp.	18,213	731,252

Professional Services - 2.4%
Manpower, Inc.	20,020	864,464

Real Estate Investment Trusts - 2.0%
Boston Properties, Inc.	9,981	712,044

Software - 2.4%
ANSYS, Inc.*	21,580	875,501

Specialty Retail - 2.7%
Tiffany & Co.	25,984	985,053

Textiles, Apparel & Luxury Goods - 5.8%
Hanesbrands, Inc.*	37,831	910,214
Phillips-Van Heusen Corp.	25,461	1,178,080
		2,088,294

Thrifts & Mortgage Finance - 2.8%
People's United Financial, Inc.	75,403	1,017,940

Trading Companies & Distributors - 3.3%
W.W. Grainger, Inc.	11,761	1,169,631

Total Equity Securities (Cost $34,380,654)		34,783,856

TIME DEPOSIT - 4.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$1,462,655	1,462,655

Total Time Deposit (Cost $1,462,655)		1,462,655

TOTAL INVESTMENTS (Cost $35,843,309) - 100.7%		36,246,511
Other assets and liabilities, net - (0.7%)		(256,299)
NET ASSETS - 100%		$35,990,212
		=========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Biotechnology - 2.6%
Amgen, Inc.*	120,200	$6,322,520
Gilead Sciences, Inc.*	309,800	10,619,944
		16,942,464

Building Products - 1.4%
Owens Corning*	307,800	9,206,298

Capital Markets - 1.5%
Goldman Sachs Group, Inc.	72,000	9,451,440

Chemicals - 3.6%
Lubrizol Corp.	117,200	9,412,332
Potash Corporation of Saskatchewan, Inc.	65,600	5,657,344
Praxair, Inc.	103,600	7,872,564
		22,942,240

Commercial Banks - 2.2%
Barclays plc (ADR)	413,600	6,572,104
M&T Bank Corp.	92,000	7,815,400
		14,387,504

Communications Equipment - 2.3%
Cisco Systems, Inc.*	339,200	7,228,352
Research In Motion Ltd.*	153,200	7,546,632
		14,774,984

Computers & Peripherals - 7.5%
Apple, Inc. (t)*	106,900	26,888,557
Hewlett-Packard Co.	162,300	7,024,344
SanDisk Corp.*	211,800	8,910,426
Seagate Technology LLC*	441,200	5,753,248
		48,576,575

Consumer Finance - 1.2%
SLM Corp.*	727,000	7,553,530

Diversified Consumer Services - 1.8%
DeVry, Inc.	109,300	5,737,157
ITT Educational Services, Inc.*	68,700	5,703,474
		11,440,631

Electrical Equipment - 2.6%
Cooper Industries plc	226,100	9,948,400
First Solar, Inc.*	61,500	7,000,545
		16,948,945

Electronic Equipment & Instruments - 1.4%
Dolby Laboratories, Inc.*	148,500	9,309,465

Energy Equipment & Services - 4.8%
Cameron International Corp.*	374,800	12,188,496
FMC Technologies, Inc.*	229,600	12,090,736
Noble Corp.*	209,500	6,475,645
		30,754,877

Food & Staples Retailing - 2.0%
Walgreen Co.	209,000	5,580,300
Whole Foods Market, Inc.*	204,100	7,351,682
		12,931,982

Food Products - 2.7%
Campbell Soup Co.	250,000	8,957,500
General Mills, Inc.	231,400	8,219,328
		17,176,828

Health Care Equipment & Supplies - 4.3%
Intuitive Surgical, Inc.*	21,200	6,691,144
Medtronic, Inc.	166,700	6,046,209
Stryker Corp.	148,000	7,408,880
Varian Medical Systems, Inc.*	139,100	7,272,148
		27,418,381

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	331,500	10,525,125
Express Scripts, Inc.*	151,800	7,137,636
McKesson Corp.	135,000	9,066,600
Quest Diagnostics, Inc.	141,500	7,042,455
		33,771,816

Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp.	456,200	11,085,660

Household Durables - 0.6%
Sony Corp. (ADR)	140,400	3,745,872

Household Products - 1.3%
Procter & Gamble Co.	140,100	8,403,198

Insurance - 3.0%
Aflac, Inc.	148,500	6,336,495
Genworth Financial, Inc.*	440,800	5,761,256
XL Group plc	470,800	7,537,508
		19,635,259

Internet & Catalog Retail - 3.3%
Amazon.com, Inc.*	192,700	21,054,402

Internet Software & Services - 3.1%
eBay, Inc.*	161,900	3,174,859
Google, Inc.*	37,700	16,774,615
		19,949,474

IT Services - 9.8%
Cognizant Technology Solutions Corp.*	320,400	16,039,224
Infosys Technologies Ltd. (ADR)	253,076	15,161,783
International Business Machines Corp.	142,716	17,622,572
MasterCard, Inc.	30,600	6,105,618
Visa, Inc.	118,000	8,348,500
		63,277,697

Life Sciences - Tools & Services - 1.2%
Life Technologies Corp.*	166,300	7,857,675

Media - 2.4%
DIRECTV*	229,800	7,794,816
Time Warner, Inc.	257,933	7,456,843
		15,251,659

Multiline Retail - 2.9%
Dollar Tree, Inc.*	247,200	10,290,936
Family Dollar Stores, Inc.	220,300	8,303,107
		18,594,043

Oil, Gas & Consumable Fuels - 1.7%
Southwestern Energy Co.*	285,300	11,023,992

Personal Products - 1.6%
Estee Lauder Co.'s, Inc.	179,700	10,014,681

Pharmaceuticals - 5.7%
Allergan, Inc.	207,200	12,071,472
Bristol-Myers Squibb Co.	222,039	5,537,653
Forest Laboratories, Inc.*	511,400	14,027,702
Novartis AG (ADR)	104,300	5,039,776
		36,676,603

Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	470,700	6,608,628

Semiconductors & Semiconductor Equipment - 2.0%
Micron Technology, Inc.*	1,516,900	12,878,481

Software - 1.4%
Microsoft Corp.	382,200	8,794,422

Specialty Retail - 5.1%
Bed Bath & Beyond, Inc.*	200,000	7,416,000
CarMax, Inc.*	378,600	7,534,140
Ross Stores, Inc.	195,200	10,402,208
TJX Co.'s, Inc.	184,900	7,756,555
		33,108,903

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	534,200	6,538,608

Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	126,600	12,590,370

Venture Capital - 0.2%
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	588,392
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	78,388
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	727,791
Village Laundry Services, Inc. (b)(i)*	9,444	200,000
		1,594,571

Total Equity Securities (Cost $596,324,687)		632,272,158

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12 (b)(i)(r)	$3,000,000	2,991,570

Total High Social Impact Investments (Cost $3,000,000)		2,991,570

TIME DEPOSIT - 0.3%
State Street Corp. Time Deposit, 0.01%, 7/1/10	1,805,606	1,805,606

Total Time Deposit (Cost $1,805,606)		1,805,606

VENTURE CAPITAL DEBT OBLIGATIONS - 0.4%
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,500,000)		2,500,000

LIMITED PARTNERSHIP INTEREST - 0.2%	ADJUSTED BASIS
China Environment Fund III (b)(i)*	731,677	721,434
Ignia Fund I (b)(i)*	333,079	275,189
LeapFrog Financial Inclusion Fund (b)(i)*	109,822	45,391
Renewable Energy Asia Fund (b)(i)*	48,826	11,264

Total Limited Partnership Interest (Cost $1,223,404)		1,053,278

TOTAL INVESTMENTS (Cost $604,853,697) - 99.4%		640,622,612
Other assets and liabilities, net - 0.6%		4,083,401
NET ASSETS - 100%		$644,706,013
		==========

(b) This security was valued by the Board of Directors See Note A.
(i) Restricted securities represent 1.3% of the net assets of the Fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 45,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt LLC: Limited Liability Corporation LP: Limited Partnership

RESTRICTED SECURITIES	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.76%, 7/1/12	7/1/09	$3,000,000
China Environment Fund III LP	1/24/08 - 6/4/10	731,677
Ignia Fund I LP	1/28/10 - 6/28/10	333,079
LeapFrog Financial Inclusion Fund LP	12/23/09 - 4/8/10	109,822
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Renewable Energy Asia Fund LP	1/6/10 - 6/29/10	48,826
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
Village Laundry Services, Inc.	7/22/09	500,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 99.9%	SHARES	VALUE
Australia - 2.0%
Ceramic Fuel Cells Ltd.*	18,918,188	$2,583,980
Infigen Energy	1,700,406	1,019,691
		3,603,671

Austria - 1.4%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	82,414	2,537,204

Belgium - 4.9%
4Energy Invest NV*	175,415	732,638
Hansen Transmissions International NV*	7,257,415	8,012,683
		8,745,321

Brazil - 2.3%
Cosan Ltd.*	438,200	4,092,788

Canada - 0.4%
Ballard Power Systems, Inc.*	447,500	692,000

Chile - 0.9%
Enersis SA (ADR)	81,896	1,630,550

China - 7.7%
China Hydroelectric Corp. (ADR)*	98,800	741,988
China Hydroelectric Corp. (ADR), Warrants (strike price $15.00/share, expires 1/25/14)*	98,800	67,184
China Longyuan Power Group Corp.*	2,542,000	2,330,909
Duoyuan Global Water, Inc. (ADR)*	80,505	1,416,888
JA Solar Holdings Co. Ltd. (ADR)*	484,100	2,251,065
Renesola Ltd.*	428,347	1,263,192
Renesola Ltd. (ADR)*	824,975	4,925,101
Suntech Power Holdings Co. Ltd. (ADR)*	74,662	684,650
		13,680,977

Denmark - 5.5%
Greentech Energy Systems A/S*	227,777	468,364
Vestas Wind Systems A/S*	226,267	9,453,328
		9,921,692

France - 2.9%
La séchilienne-Sidec SA*	208,002	5,275,701

Germany - 11.9%
Centrotherm Photovoltaics AG*	19,106	645,916
Manz Automation AG*	15,026	832,039
Phoenix Solar AG	12,817	477,992
REpower Systems AG*	9,225	1,320,506
Roth & Rau AG*	48,426	1,315,797
SMA Solar Technology AG	64,700	6,650,458
Solar Millennium AG*	69,840	1,482,056
Wacker Chemie AG	58,947	8,574,439
		21,299,203

Hong Kong - 2.0%
China High Speed Transmission Equipment Group Co. Ltd.	1,713,000	3,602,444

Italy - 1.6%
Actelios SpA	143,990	515,081
Prysmian SpA	165,470	2,389,126
		2,904,207

Japan - 1.2%
Kyocera Corp.	25,500	2,057,126

South Korea - 2.4%
Taewoong Co. Ltd.	95,767	4,309,003

Spain - 17.7%
Acciona SA	61,045	4,659,653
EDP Renovaveis SA*	1,232,416	7,268,829
Gamesa Corp. Tecnologica SA*	775,464	6,688,948
Iberdrola Renovables SA	4,142,515	13,007,058
		31,624,488

Sweden - 0.3%
Opcon AB*	161,184	492,508

Switzerland - 0.5%
Meyer Burger Technology AG*	37,523	921,962

United Kingdom - 8.9%
ITM Power plc*	1,390,219	660,974
Johnson Matthey plc	185,112	4,100,250
Scottish & Southern Energy plc	397,348	6,589,758
SIG plc*	3,049,047	4,578,750
		15,929,732

United States - 25.4%
American Superconductor Corp.*	200,461	5,350,304
Applied Materials, Inc.	339,620	4,082,232
Calgon Carbon Corp.*	129,704	1,717,281
Covanta Holding Corp.*	222,600	3,692,934
First Solar, Inc.*	50,027	5,694,573
FuelCell Energy, Inc.*	610,905	720,868
GT Solar International, Inc.*	234,160	1,311,296
MEMC Electronic Materials, Inc.*	698,205	6,898,265
NextEra Energy, Inc.	118,507	5,778,401
Ormat Technologies, Inc.	146,656	4,148,898
STR Holdings, Inc.*	39,042	733,990
SunPower Corp.*	183,340	2,218,414
Tetra Tech, Inc.*	162,541	3,187,429
		45,534,885

Total Equity Securities (Cost $223,848,473)		178,855,462

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$141,418	141,418

Total Time Deposit (Cost $141,418)		141,418

TOTAL INVESTMENTS (Cost $223,989,891) - 100.0%		178,996,880
Other assets and liabilities, net - 0.0%		(32,259)
NET ASSETS - 100%		$178,964,621
		==========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND SCHEDULE OF INVESTMENTS JUNE 30, 2010

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Australia - 0.8%
Crane Group Ltd.	36,885	$250,150

Canada - 0.5%
Pure Technologies Ltd.*	44,416	168,777

Cayman Islands - 0.7%
Consolidated Water Co., Inc.	19,054	216,834

China - 2.1%
China Valves Technology, Inc.*	27,400	255,642
Duoyuan Global Water, Inc. (ADR)*	15,700	276,320
Tri-Tech Holding, Inc.*	16,504	134,673
		666,635

Finland - 0.9%
Uponor Oyj	19,286	273,319

France - 5.0%
Suez Environnement SA	59,904	991,879
Veolia Environnement	24,004	563,520
		1,555,399

Hong Kong - 1.8%
China Everbright International Ltd.	1,306,000	548,758

Italy - 2.8%
ACEA SpA*	33,787	335,943
Hera SpA	333,952	548,572
		884,515

Japan - 12.7%
Ebara Corp.*	157,000	668,935
Kurita Water Industries Ltd.	46,100	1,257,894
Nitto Denko Corp.	38,200	1,245,069
Torishima Pump Manufacturing Co. Ltd.	53,000	815,083
		3,986,981

Netherlands - 2.5%
Arcadis NV	43,834	789,114

Singapore - 1.0%
Hyflux Ltd.	140,000	323,924

South Korea - 0.5%
Woongjin Coway Co. Ltd.	4,320	144,418

Sweden - 0.7%
Cardo AB	8,400	217,500

Switzerland - 2.6%
Geberit AG	5,207	807,690

United Kingdom - 9.6%
Halma plc	71,396	290,271
Northumbrian Water Group plc	76,247	345,533
Pennon Group plc	104,955	860,422
Severn Trent plc	38,681	706,042
United Utilities Group plc	100,508	783,526
		2,985,794

United States - 52.9%
Agilent Technologies, Inc.*	32,544	925,226
American States Water Co.	10,261	340,049
American Water Works Co., Inc.	58,904	1,213,422
Aqua America, Inc.	23,801	420,802
Arch Chemicals, Inc.	6,974	214,381
Calgon Carbon Corp.*	64,511	854,126
California Water Service Group	19,881	709,752
Danaher Corp.	34,804	1,291,924
Dionex Corp.*	8,874	660,758
Flowserve Corp.	16,013	1,357,902
Franklin Electric Co., Inc.	7,744	223,182
IDEX Corp.	20,506	585,856
Insituform Technologies, Inc.*	35,692	730,972
Itron, Inc.*	2,774	171,489
Layne Christensen Co.*	9,999	242,676
Met-Pro Corp.	9,299	100,057
Mueller Water Products, Inc.	99,823	370,343
Nalco Holding Co.	34,114	697,972
Pall Corp.	25,692	883,034
Pentair, Inc.	46,386	1,493,629
Roper Industries, Inc.	16,129	902,579
Tetra Tech, Inc.*	55,819	1,094,611
Valmont Industries, Inc.	7,446	541,026
Watts Water Technologies, Inc.	18,666	534,968
		16,560,736

Total Equity Securities (Cost $33,211,748)		30,380,544

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/10	$549,009	549,009

Total Time Deposit (Cost $549,009)		549,009

TOTAL INVESTMENTS (Cost $33,760,757) - 98.9%		30,929,553
Other assets and liabilities, net - 1.1%		351,449
NET ASSETS - 100%		$31,281,002
		=========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, Global Alternative Energy and Global Water. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy and Global Water are registered as non-diversified portfolios. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares. Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund's Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On June 30, 2010, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, securities valued at $8,139,419 or 1.3% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:
Large Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$630,677,587	-	$1,594,571	$632,272,158
Limited partnership interest	-	-	1,053,278	1,053,278
Other debt obligations	-	$1,805,606	5,491,570	7,297,176
TOTAL	$630,677,587	$1,805,606	$8,139,419**	$640,622,612
	===========	==========	============	=============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 1.3% of net assets.
Small Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$46,536,583	-	-	$46,536,583
Other debt obligations	-	$1,942,554	-	1,942,554
TOTAL	$46,536,583	$1,942,554	-	$48,479,137
	===========	==========	==========	===========

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Mid Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$34,783,856	-	-	$34,783,856
Other debt obligations	-	$1,462,655	-	1,462,655
TOTAL	$34,783,856	$1,462,655	-	$36,246,511
	===========	==========	===========	============

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$62,037,099	$116,818,363**	-	$178,855,462
Other debt obligations	-	141,418	-	141,418
TOTAL	$62,037,099	$116,959,781	-	$178,996,880
	===========	============	=======	=============

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$17,612,984	$12,767,560**	-	$30,380,544
Other debt obligations	-	549,009	-	549,009
TOTAL	$17,612,984	$13,316,569	-	$30,929,553
	===========	=============	=======	=============

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund's Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Fund's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2010, and net realized capital loss carryforwards as of September 30, 2009 with expiration dates:
	Large Cap Growth	Small Cap Value	Mid Cap Value	Global Alternative Energy
Federal income tax cost of investments	$604,784,742	$42,740,400	$36,218,731	$248,263,259
Unrealized appreciation	107,414,468	7,039,019	3,802,910	7,445,158
Unrealized depreciation	(71,576,598)	(1,300,282)	(3,775,130)	(76,711,537)
Net unrealized appreciation/ (depreciation)	$35,837,870	$5,738,737	$27,780	($69,266,379)

	Global Water
Federal income tax cost of investments	$33,860,922
Unrealized appreciation	157,955
Unrealized depreciation	(3,089,324)
Net unrealized appreciation/ (depreciation)	($2,931,369)

Capital Loss Carryforwards

Expiration Date	Small Cap Value	Mid Cap Value	Large Cap Growth	Global Alternative Energy
30-Sep-14	$18,476	$-	$-	$-
30-Sep-15	466,140	-	-	-
30-Sep-16	845,607	141,286	-	-
30-Sep-17	4,800,742	7,271,654	89,270,429	21,115,915
	$6,130,965	$7,412,940	$89,270,429	$21,115,915

Capital losses may be utilized to offset current and future capital gains until expiration.

NOTE C - OTHER

In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund's investment in these securities. The aggregate amount of the future capital commitments totals $3,407,684 at June 30, 2010.

On July 29, 2010, the Board of Directors approved a resolution to reorganize the Calvert Mid Cap Value Fund into the Calvert Capital Accumulation Fund. Shareholders of the Calvert Mid Cap Value Fund will be asked to vote on the reorganization and must approve it before any change may take place.

On July 29, 2010, the Board of Directors also approved, effective October 29, 2010 or thereafter, changes to the Calvert Small Cap Value Fund's name, investment objective, investment strategy and benchmark, in connection with the Fund's conversion from a small cap value fund to a small cap core fund. The Board further approved a reduction in the Fund's management fees from 1.00% of the Fund's average daily net assets to 0.95%, effective October 29, 2010 or thereafter.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:  August 27, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  August 27, 2010